Cover	May 13, 2021	Dec. 08, 2020
Document Information [Line Items]
City Area Code	(865)
Local Phone Number	632-2101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, Postal Zip Code	37902
Entity Address, Address Line One	400 W. Summit Hill Drive
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity File Number	000-52313
Entity Tax Identification Number	62-0474417
Entity Registrant Name	TENNESSEE VALLEY AUTHORITY
Document Period End Date	May 13, 2021
Document Type	8-K
Entity Central Index Key		0001376986
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		FY
Amendment Flag		false